Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 139,060	$ 64,000	$ 378,695
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	4,481,069	3,000,000	0
Common stock, shares outstanding	4,481,069	3,000,000	0
Accumulated depreciation	$ 685,103	$ 608,703